RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Monoclonal Antibody Product) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 24, 2012	Dec. 20, 2011
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement	$ 13,000		$ 2,000	$ 5,000
Proceeds from research and development funding arrangements	5,000	1,000	7,000
Funding receivable	0	5,000	6,000		6,000	8,000
Second installment amount			3,000		1,000
Third installment amount			3,000		5,000
Price at which investors can exchange rights	7.50		6.00
Number of shares to be issued upon exchange of Participation Rights	500,000		1,455,000	833,334
Warrant and option issuance costs			80	61
mAb Participation Interest	758	744
Amortization research and development funding arrangement	230	130
Cash proceeds allocated to liability component	244	431	443
Proceeds allocated to derivative	4,756	569	1,557	3,940
Issuance costs related to derivative			463	228
Options issued to agent	100,000
Finance expenses, net related to options outstanding to non-employee			453
Financial income (expenses) related to embedded derivative	811
Liability with respect to outstanding options to non-employee		264	284
Change in the fair value of liability with respect to outstanding options to non-employee	(104)	(20)
Increased funding in research and development activities if number of targets is increased		10,500
Number of specified targets required to receive increased funding	12	6	12
Classification of liability with respect to outstanding options to non-employee to equity	160
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Price at which investors can exchange rights	3.00
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Funding receivable		$ 7,500
Price at which investors can exchange rights	12.00